INVESTMENTS - Investments Held (Details) - EBP France - EUR (€)	Jun. 30, 2026	Jun. 30, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	€ 225,801,843	€ 212,369,557
Investment, Identifier [Axis]: Groupe Procter & Gamble ("Actionnariat" - D)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares)	310,037	316,429
Total investments	€ 130,345,726	€ 134,927,478
Investment, Identifier [Axis]: Groupe Procter & Gamble 5000 ("Actions Internationales" - C)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares)	695,391	647,345
Total investments	€ 38,987,607	€ 27,681,676
Investment, Identifier [Axis]: Groupe Procter & Gamble Actions ("Diversifié Dynamique" - A)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares)	191,471	192,065
Total investments	€ 35,099,724	€ 29,173,094
Investment, Identifier [Axis]: Groupe Procter & Gamble Obligations ("Monétaire" - B)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares)	555,710	544,436
Total investments	€ 17,032,977	€ 16,351,548
Investment, Identifier [Axis]: Groupe Procter & Gamble Obligations ("Obligations" - F)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares (in shares)	2,734,146	2,720,879
Total investments	€ 4,335,810	€ 4,235,761